INCOME TAXES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Tax Disclosure [Abstract]
Computed at statutory rate					$ (845,000)	$ (1,330,000)	$ (2,039,000)
State income taxes, net of federal income tax					(433,000)	2,000	(121,000)
Nondeductible expenses					1,000	1,000	(24,000)
Other					5,000	0	1,000
Credit for income taxes from continuing operations	$ 1,402,000	$ (192,000)	$ (402,000)	$ (709,000)	$ (1,272,000)	$ (1,327,000)	$ (2,183,000)